UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5582
                                                      --------

                            OPPENHEIMER CASH RESERVES
                            -------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: JULY 31
                                                 -------

                   Date of reporting period: JANUARY 31, 2007
                                             ----------------



ITEM 1.  REPORTS TO STOCKHOLDERS.


NOTES
--------------------------------------------------------------------------------

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S INVESTMENT STRATEGY, ALLOCATIONS, AND FOCUS CAN CHANGE OVER TIME. THE MENTION OF SPECIFIC FUND HOLDINGS DOES NOT CONSTITUTE A RECOMMENDATION BY OPPENHEIMERFUNDS, INC.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.


                           8 | OPPENHEIMER CASH RESERVES

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of


                          9 | OPPENHEIMER CASH RESERVES

FUND EXPENSES
--------------------------------------------------------------------------------

the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                BEGINNING        ENDING            EXPENSES
                                ACCOUNT          ACCOUNT           PAID DURING
                                VALUE            VALUE             6 MONTHS ENDED
                                (8/1/06)         (1/31/07)         JANUARY 31, 2007
----------------------------------------------------------------------------------------
Class A Actual                  $1,000.00        $1,022.70         $5.01
----------------------------------------------------------------------------------------
Class A Hypothetical             1,000.00         1,020.27          5.00
----------------------------------------------------------------------------------------
Class B Actual                   1,000.00         1,021.40          6.23
----------------------------------------------------------------------------------------
Class B Hypothetical             1,000.00         1,019.06          6.23
----------------------------------------------------------------------------------------
Class C Actual                   1,000.00         1,021.10          6.49
----------------------------------------------------------------------------------------
Class C Hypothetical             1,000.00         1,018.80          6.48
----------------------------------------------------------------------------------------
Class N Actual                   1,000.00         1,021.40          6.18
----------------------------------------------------------------------------------------
Class N Hypothetical             1,000.00         1,019.11          6.18

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2007 are as follows:

CLASS              EXPENSE RATIOS
----------------------------------
Class A                 0.98%
----------------------------------
Class B                 1.22
----------------------------------
Class C                 1.27
----------------------------------
Class N                 1.21

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager and Distributor that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                         10 | OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS  January 31, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--21.0%
--------------------------------------------------------------------------------
DOMESTIC CERTIFICATES OF DEPOSIT--5.5%
Citibank NA:
5.32%, 2/8/07                                    $ 4,000,000       $  4,000,000
5.325%, 3/28/07                                   13,000,000         13,000,000
5.33%, 3/27/07                                    10,000,000         10,000,000
--------------------------------------------------------------------------------
Washington Mutual
Bank FA:
5.32%, 2/15/07                                     5,000,000          5,000,000
5.32%, 4/16/07                                    10,000,000         10,000,000
5.33%, 3/19/07                                     7,000,000          7,000,000
                                                                   -------------
                                                                     49,000,000

--------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT--15.5%
Abbey National
Treasury Services,
5.31%, 4/27/07                                     7,000,000          7,000,000
--------------------------------------------------------------------------------
Barclays Bank plc,
New York:
5.32%, 2/15/07                                     4,000,000          4,000,000
5.32%, 3/14/07                                     4,000,000          4,000,000
5.32%, 4/9/07                                     10,000,000         10,000,000
--------------------------------------------------------------------------------
BNP Paribas, New York:
5.271%, 7/2/07 1                                  10,000,000          9,998,944
5.32%, 2/12/07                                    15,000,000         15,000,000
--------------------------------------------------------------------------------
Calyon, New York,
5.266%, 7/2/07 1                                  15,000,000         14,997,438
--------------------------------------------------------------------------------
Canadian Imperial Bank
of Commerce NY,
5.31%, 3/12/07                                    10,000,000         10,000,000
--------------------------------------------------------------------------------
Deutsche Bank,
New York,
5.40%, 12/12/07                                   10,000,000         10,000,000
--------------------------------------------------------------------------------
Lloyds TSB Bank plc,
New York,
5.29%, 3/2/07                                      5,000,000          5,000,000
--------------------------------------------------------------------------------
Rabobank Nederland
NV, 5.29%, 3/5/07                                 15,500,000         15,499,627
--------------------------------------------------------------------------------
Svenska Handelsbanken NY:
5.315%, 4/30/07                                   10,000,000         10,000,121
5.32%, 3/19/07                                    14,000,000         14,000,000

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT Continued
Toronto Dominion Bank,
New York,
5.32%, 3/16/07                                   $ 9,200,000       $  9,200,000
                                                                   -------------
                                                                    138,696,130
                                                                   -------------
Total Certificates of Deposit
(Cost $187,696,130)                                                 187,696,130

--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--19.7%
--------------------------------------------------------------------------------
Bank of America NA,
5.32%, 2/16/07                                    10,000,000         10,000,000
--------------------------------------------------------------------------------
Barclays Bank plc,
New York,
5.315%, 4/23/07                                    5,000,000          5,000,000
--------------------------------------------------------------------------------
Deutsche Bank Financial
LLC, 5.27%, 2/8/07                                15,000,000         14,984,629
--------------------------------------------------------------------------------
Dexia Delaware LLC,
5.24%, 3/13/07                                    10,000,000          9,941,778
--------------------------------------------------------------------------------
DnB NOR Bank ASA,
5.27%, 3/26/07                                    10,000,000          9,922,414
--------------------------------------------------------------------------------
Governor & Co. of the
Bank of Ireland:
5.24%, 2/28/07 2                                   2,000,000          1,992,140
5.24%, 4/25/07 2                                   5,500,000          5,433,554
--------------------------------------------------------------------------------
HBOS Treasury Services:
5.24%, 4/16/07                                    11,400,000         11,277,209
5.245%, 2/1/07                                     3,500,000          3,500,000
5.25%, 2/14/07                                     3,500,000          3,493,365
--------------------------------------------------------------------------------
LaSalle Bank NA,
5.30%, 3/9/07                                     12,000,000         12,000,000
--------------------------------------------------------------------------------
Nationwide Building
Society:
5.22%, 3/12/07 2                                  10,000,000          9,943,450
5.25%, 2/1/07 2                                    9,500,000          9,500,000
--------------------------------------------------------------------------------
Skandinaviska Enskilda
Banken AB,
5.26%, 2/5/07 2                                    5,000,000          4,997,078
--------------------------------------------------------------------------------
St. George Bank Ltd.:
5.24%, 4/30/07 2                                   8,000,000          7,897,529
5.25%, 3/13/07 2                                  19,000,000         18,889,167
--------------------------------------------------------------------------------
Swedbank Mortgage AB,
5.24%, 5/2/07                                     10,000,000          9,869,000


                         11 | OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS Continued
--------------------------------------------------------------------------------
UBS Finance
(Delaware) LLC:
5.25%, 3/2/07                                    $ 7,000,000       $  6,970,396
5.26%, 2/7/07                                     20,000,000         19,982,467
                                                                   -------------
Total Direct Bank Obligations
(Cost $175,594,176)                                                 175,594,176

--------------------------------------------------------------------------------
LETTERS OF CREDIT--2.3%
--------------------------------------------------------------------------------
Fortis Bank SA/NV,
guaranteeing
commercial paper of
ICICI Bank Ltd.,
5.27%, 2/9/07                                     11,000,000         10,987,107
--------------------------------------------------------------------------------
Suntrust Bank,
guaranteeing
commercial paper of
NATC California LLC,
5.27%, 4/12/07                                    10,000,000          9,897,528
                                                                   -------------
Total Letters of Credit
(Cost $20,884,635)                                                   20,884,635

--------------------------------------------------------------------------------
SHORT-TERM NOTES--58.0%
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--18.0%
Amsterdam Funding
Corp., 5.26%, 2/14/07 2                           18,000,000         17,965,810
--------------------------------------------------------------------------------
Capital Auto
Receivables Asset Trust
2006-SN1A, Automobile
Asset-Backed Securities,
Series 2006-SN1A,
5.32%, 9/20/07 1                                   1,121,908          1,121,908
--------------------------------------------------------------------------------
Chesham Finance LLC:
5.28%, 2/20/07                                    10,000,000          9,972,133
5.28%, 3/9/07                                      9,500,000          9,449,840
--------------------------------------------------------------------------------
Concord Minutemen
Capital Co. LLC,
5.27%, 2/2/07 2                                    3,800,000          3,799,444
--------------------------------------------------------------------------------
FCAR Owner Trust I,
5.27%, 3/23/07                                    13,800,000         13,698,992
--------------------------------------------------------------------------------
FCAR Owner Trust II,
5.26%, 4/27/07                                    11,000,000         10,863,386

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
Gemini Securitization
Corp.:
5.27%, 2/12/07 2                                 $ 6,000,000       $  5,990,338
5.27%, 2/26/07 2                                  10,000,000          9,963,403
--------------------------------------------------------------------------------
Grampian Funding LLC,
5.27%, 3/22/07 2                                   4,000,000          3,971,308
--------------------------------------------------------------------------------
Legacy Capital LLC:
5.19%, 4/10/07                                    15,412,000         15,260,911
5.23%, 4/16/07                                     5,000,000          4,946,247
5.27%, 2/13/07                                     3,028,000          3,022,681
5.28%, 2/15/07                                     3,000,000          2,993,840
--------------------------------------------------------------------------------
Lexington Parker
Capital Co. LLC,
5.27%, 2/20/07 2                                  20,000,000         19,944,372
--------------------------------------------------------------------------------
Perry Global Funding
LLC, Series A:
5.25%, 3/12/07 2                                  10,000,000          9,943,125
5.29%, 3/13/07 2                                   5,000,000          4,970,611
--------------------------------------------------------------------------------
Solitaire Funding LLC,
5.26%, 2/23/07 2                                   9,000,000          8,971,070
--------------------------------------------------------------------------------
Victory Receivables
Corp., 5.28%, 2/21/07 2                            4,000,000          3,988,267
                                                                   -------------
                                                                    160,837,686

--------------------------------------------------------------------------------
AUTOMOBILES--0.4%
Mississippi Business
Finance Corp. Revenue
Bonds, Millsaps
Chevrolet-Pontiac-
Buick-GMC Truck, Inc.
Project, Series 2004,
5.31%, 2/1/07 1                                    3,525,000          3,525,000
--------------------------------------------------------------------------------
CAPITAL MARKETS--8.7%
Banc of America
Securities LLC,
5.30%, 2/1/07 1                                   15,000,000         15,000,000
--------------------------------------------------------------------------------
Bear Stearns Cos., Inc.:
5.24%, 4/19/07                                    17,000,000         16,809,468
5.25%, 2/16/07                                     9,000,000          8,980,313
--------------------------------------------------------------------------------
Goldman Sachs Group,
Inc., 5.37%, 4/6/07 1,3                           11,000,000         11,000,000
--------------------------------------------------------------------------------
Lehman Brothers, Inc.,
5.50%, 2/1/07 1                                    2,000,000          2,000,000


                         12 | OPPENHEIMER CASH RESERVES

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
CAPITAL MARKETS Continued
Merrill Lynch & Co., Inc.,
Series C,
5.485%, 10/19/07 1                               $ 5,000,000       $  5,005,355
--------------------------------------------------------------------------------
Morgan Stanley,
5.245%, 4/13/07                                   18,700,000         18,506,561
                                                                   -------------
                                                                     77,301,697

--------------------------------------------------------------------------------
COMMERCIAL BANKS--4.0%
Bank of America Corp.:
5.25%, 3/15/07                                    10,000,000          9,938,750
5.25%, 3/16/07                                     7,500,000          7,452,969
--------------------------------------------------------------------------------
HSBC USA, Inc.:
5.24%, 2/9/07                                      8,000,000          7,990,684
5.25%, 4/3/07                                      5,000,000          4,955,521
--------------------------------------------------------------------------------
Wachovia Corp.,
5.428%, 2/6/07                                     5,000,000          5,000,069
                                                                   -------------
                                                                     35,337,993

--------------------------------------------------------------------------------
COMMERCIAL FINANCE--1.1%
Countrywide Financial
Corp., 5.28%, 2/28/07                             10,000,000          9,960,400
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.7%
Warren Cnty., KY
Industrial Building
Revenue Bond, Pan-
Ostan Co. Project,
5.42%, 2/1/07 1                                    6,000,000          6,000,000
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.0%
Greenwich Capital
Holdings, Inc.,
5.525%, 2/15/07 1                                  8,000,000          8,000,000
--------------------------------------------------------------------------------
HSBC Finance Corp.,
5.24%, 3/9/07                                     10,000,000          9,947,600
                                                                   -------------
                                                                     17,947,600

--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.3%
AL Incentives Finance
Authority Special
Obligation Bonds,
Series 1999-C,
5.32%, 2/1/07 1                                    2,815,000          2,815,000

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.3%
Ross Sinclaire Real
Estate Trust,
5.42%, 2/1/07 1                                  $ 2,640,000       $  2,640,000
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.3%
Columbus, GA
Development Authority
Revenue Bonds, ECLA
Family Partnership LLP
Project, Series 2004,
5.37%, 2/1/07 1                                    2,995,000          2,995,000
--------------------------------------------------------------------------------
INSURANCE--2.6%
Jackson National Life
Global Funding,
Series 2004-6,
5.39%, 2/15/07 1,3                                 5,000,000          5,000,000
--------------------------------------------------------------------------------
Metropolitan Life
Global Funding I,
Series 2003-5,
5.41%, 2/15/07 1,3                                 8,600,000          8,600,000
--------------------------------------------------------------------------------
Prudential Insurance
Co. of America,
5.356%, 2/1/07 1                                  10,000,000         10,000,000
                                                                   -------------
                                                                     23,600,000

--------------------------------------------------------------------------------
LEASING & FACTORING--3.5%
American Honda
Finance Corp.:
5.336%, 9/26/07 1,4                                5,500,000          5,500,000
5.345%, 8/8/07 1,4                                 8,000,000          8,000,000
5.404%, 11/15/07 1,4                               3,500,000          3,501,597
--------------------------------------------------------------------------------
Toyota Motor
Credit Corp.:
5.25%, 2/5/07                                      3,000,000          2,998,250
5.25%, 3/29/07                                    11,500,000         11,406,083
                                                                   -------------
                                                                     31,405,930

--------------------------------------------------------------------------------
MULTILINE RETAIL--0.7%
CAS Realty, Inc.,
Series 2004,
5.47%, 2/1/07 1                                    6,415,000          6,415,000
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--2.8%
Procter & Gamble Co.
International Funding,
5.25%, 2/26/07 2                                   7,000,000          6,974,479


                         13 | OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
PERSONAL PRODUCTS Continued
Reckitt Benckiser plc:
5.25%, 4/26/07 2                                 $ 7,500,000       $  7,408,125
5.27%, 2/5/07 2                                    2,548,000          2,546,508
5.27%, 2/23/07 2                                   8,400,000          8,372,947
                                                                   -------------
                                                                     25,302,059

--------------------------------------------------------------------------------
REAL ESTATE--1.9%
Cain Capital
Investments LLC,
5.44%, 2/1/07 1                                    3,630,000          3,630,000
--------------------------------------------------------------------------------
Donegal Crossing
Assn. LLC,
5.35%, 2/1/07 1                                   13,130,000         13,130,000
                                                                   -------------
                                                                     16,760,000

--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--10.7%
Cooperative Assn. of Tractor Dealers, Inc., Series B:
5.22%, 3/13/07                                     5,021,000          4,991,878
5.23%, 3/28/07                                     1,000,000            992,010
5.26%, 2/27/07                                     2,925,000          2,913,888
5.27%, 4/13/07                                     5,080,000          5,027,200
5.28%, 2/2/07                                      1,415,000          1,414,792
5.28%, 2/6/07                                      4,003,000          4,000,064
5.28%, 2/16/07                                     1,000,000            997,800
5.28%, 2/20/07                                     1,014,000          1,011,174
5.28%, 3/27/07                                     2,048,000          2,031,780
--------------------------------------------------------------------------------
LINKS Finance LLC,
5.32%, 12/20/07 1,4                                5,000,000          4,999,134
--------------------------------------------------------------------------------
Parkland (USA) LLC,
5.326%, 12/12/07 1,4                               5,000,000          4,999,140
--------------------------------------------------------------------------------
Premier Asset
Collateralized Entity LLC,
5.30%, 9/17/07 1,4                                10,000,000         10,000,000
--------------------------------------------------------------------------------
RACERS Trust,
Series 2004-6-MM,
5.34%, 2/22/07 1                                   2,500,000          2,500,000
--------------------------------------------------------------------------------
Sigma Finance, Inc.,
5.25%, 2/22/07                                    18,000,000         17,944,874
--------------------------------------------------------------------------------
Union Hamilton Special
Purpose Funding LLC,
5.363%, 3/28/07 1,4                               10,000,000         10,000,000

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL Continued
ZAIS Levered Loan
Fund Ltd. CLO,
Series 2006-1A, Cl. 1,
5.43%, 3/1/07 1,3                                $22,000,000       $ 22,000,000
                                                                   -------------
                                                                     95,823,734
                                                                   -------------
Total Short-Term Notes
(Cost $518,667,099)                                                 518,667,099

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $902,842,040)                                    101.0%       902,842,040
                                                 -------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                         (1.0)        (8,769,273)
                                                 -------------------------------
NET ASSETS                                             100.0%      $894,072,767
                                                 ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES, DIRECT BANK OBLIGATIONS AND LETTERS OF CREDIT ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $173,462,725, or 19.40% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

3. Illiquid security. The aggregate value of illiquid securities as of January 31, 2007 was $46,600,000, which represents 5.21% of the Fund's net assets. See
Note 4 of accompanying Notes.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $46,999,871 or 5.26% of the Fund's net assets as of January 31, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         14 | OPPENHEIMER CASH RESERVES

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

January 31, 2007
---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value (cost $902,842,040)--see accompanying statement of investments       $ 902,842,040
---------------------------------------------------------------------------------------------------------
Cash                                                                                           1,734,779
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                             7,070,663
Interest                                                                                       2,373,705
Other                                                                                            100,790
                                                                                           --------------
Total assets                                                                                 914,121,977

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                          9,869,000
Shares of beneficial interest redeemed                                                         8,683,243
Dividends                                                                                      1,057,495
Transfer and shareholder servicing agent fees                                                    203,225
Distribution and service plan fees                                                               117,278
Shareholder communications                                                                        99,815
Trustees' compensation                                                                             2,417
Other                                                                                             16,737
                                                                                           --------------
Total liabilities                                                                             20,049,210

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                 $ 894,072,767
                                                                                           ==============

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                 $     894,026
---------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                   893,166,484
---------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                 12,599
---------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                        (342)
---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                 $ 894,072,767
                                                                                           ==============


                         15 | OPPENHEIMER CASH RESERVES

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $417,405,139
and 417,412,978 shares of beneficial interest outstanding)                                   $1.00
--------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $103,624,822 and
103,580,327 shares of beneficial interest outstanding)                                       $1.00
--------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $144,058,140 and
144,046,895 shares of beneficial interest outstanding)                                       $1.00
--------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $228,984,666 and
228,985,667 shares of beneficial interest outstanding)                                       $1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         16 | OPPENHEIMER CASH RESERVES

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2007
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                           $ 25,920,947
--------------------------------------------------------------------------------
Other income                                                             52,927
                                                                   -------------
Total investment income                                              25,973,874

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       2,225,356
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 434,707
Class B                                                                 468,996
Class C                                                                 584,448
Class N                                                                 581,159
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 715,166
Class B                                                                 167,078
Class C                                                                 257,926
Class N                                                                 335,605
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  89,293
Class B                                                                  16,475
Class C                                                                  13,090
Class N                                                                   5,082
--------------------------------------------------------------------------------
Trustees' compensation                                                    4,393
--------------------------------------------------------------------------------
Custodian fees and expenses                                               1,895
--------------------------------------------------------------------------------
Administration service fees                                                 750
--------------------------------------------------------------------------------
Other                                                                   104,595
                                                                   -------------
Total expenses                                                        6,006,014
Less reduction to custodian expenses                                     (1,370)
Less waivers and reimbursements of expenses                            (659,972)
                                                                   -------------
Net expenses                                                          5,344,672

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                20,629,202

--------------------------------------------------------------------------------
NET REALIZED LOSS ON INVESTMENTS                                           (342)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 20,628,860
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         17 | OPPENHEIMER CASH RESERVES

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     SIX MONTHS               YEAR
                                                                          ENDED              ENDED
                                                               JANUARY 31, 2007           JULY 31,
                                                                    (UNAUDITED)               2006
---------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------
Net investment income                                             $  20,629,202      $  29,400,708
---------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                   (342)             8,592
                                                                  ---------------------------------
Net increase in net assets resulting from operations                 20,628,860         29,409,300

---------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                              (9,883,950)       (14,063,245)
Class B                                                              (2,623,424)        (4,190,546)
Class C                                                              (3,229,614)        (4,082,163)
Class N                                                              (4,892,214)        (7,087,474)
                                                                  ---------------------------------
                                                                    (20,629,202)       (29,423,428)

---------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                  (4,116)                --
Class B                                                                  (1,033)                --
Class C                                                                  (1,348)                --
Class N                                                                  (2,095)                --
                                                                  ---------------------------------
                                                                         (8,592)                --

---------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                             (28,161,015)        28,400,739
Class B                                                             (45,945,107)         3,441,264
Class C                                                             (25,046,481)        50,697,865
Class N                                                              (5,822,506)        14,069,319
                                                                  ---------------------------------
                                                                   (104,975,109)        96,609,187

---------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------
Total increase (decrease)                                          (104,984,043)        96,595,059
---------------------------------------------------------------------------------------------------
Beginning of period                                                 999,056,810        902,461,751
                                                                  ---------------------------------
End of period (including accumulated net investment income of
$12,599 and $12,599, respectively)                                $ 894,072,767      $ 999,056,810
                                                                  =================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         18 | OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      SIX MONTHS                                                              YEAR
                                                           ENDED                                                             ENDED
                                                JANUARY 31, 2007                                                          JULY 31,
CLASS A                                              (UNAUDITED)          2006         2005         2004        2003          2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   1.00      $   1.00     $   1.00     $   1.00    $   1.00      $   1.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                        .02 1         .03 1        .01 1         -- 2       .01           .01
Net realized gain (loss)                                      -- 2          --           --           -- 2        -- 2          -- 2
                                                        ----------------------------------------------------------------------------
Total from investment operations                             .02           .03          .01           -- 2       .01           .01
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.02)         (.03)        (.01)          -- 2      (.01)         (.01)
Distributions from net realized gain                          -- 2          --           --           --          -- 2          -- 2
                                                        ----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             (.02)         (.03)        (.01)          -- 2      (.01)         (.01)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $   1.00      $   1.00     $   1.00     $   1.00    $   1.00      $   1.00
                                                        ============================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                              2.27%         3.55%        1.44%        0.17%       0.54%         1.31%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $417,405      $445,571     $417,176     $385,393    $465,843      $439,893
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $440,325      $403,664     $399,517     $405,288    $451,634      $405,285
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       4.45%         3.48%        1.46%        0.17%       0.53%         1.30%
Total expenses                                              1.05%         1.10%        1.13%        1.22%       1.16%         1.17%
Expenses after payments and waivers and
reduction to custodian expenses                             0.98%         0.99%        1.01%        0.99%       1.00%         1.16%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         19 | OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                SIX MONTHS                                                                    YEAR
                                                     ENDED                                                                   ENDED
                                          JANUARY 31, 2007                                                                JULY 31,
CLASS B                                        (UNAUDITED)          2006          2005          2004          2003            2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   1.00      $   1.00      $   1.00      $   1.00      $   1.00        $   1.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                  .02 1         .03 1         .01 1          -- 2          -- 2           .01
Net realized gain (loss)                                -- 2          --            --            -- 2          -- 2            -- 2
                                                  ----------------------------------------------------------------------------------
Total from investment operations                       .02           .03           .01            -- 2          -- 2           .01
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                  (.02)         (.03)         (.01)           -- 2          -- 2          (.01)
Distributions from net realized gain                    -- 2          --            --            --            -- 2            -- 2
                                                  ----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.02)         (.03)         (.01)           -- 2          -- 2          (.01)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00        $   1.00
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                        2.14%         3.29%         1.20%         0.11%         0.27%           0.76%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $103,625      $149,571      $146,132      $219,061      $316,750        $417,768
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $123,780      $130,319      $175,995      $247,836      $385,078        $288,676
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                 4.20%         3.21%         1.14%         0.10%         0.27%           0.75%
Total expenses                                        1.53%         1.55%         1.56%         1.34%         1.37%           1.71%
Expenses after payments and waivers and
reduction to custodian expenses                       1.22%         1.23%         1.24%         1.04%         1.27%           1.70%

1. Per share amounts calculated based on the average shares outstanding during the period.

2.    Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.    Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         20 | OPPENHEIMER CASH RESERVES

                                                SIX MONTHS                                                                    YEAR
                                                     ENDED                                                                   ENDED
                                          JANUARY 31, 2007                                                                JULY 31,
CLASS C                                        (UNAUDITED)          2006          2005         2004          2003             2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   1.00      $   1.00      $   1.00     $   1.00      $   1.00         $   1.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                  .02 1         .03 1         .01 1         -- 2          -- 2            .01
Net realized gain (loss)                                -- 2          --            --           -- 2          -- 2             -- 2
                                                  ----------------------------------------------------------------------------------
Total from investment operations                       .02           .03           .01           -- 2          -- 2            .01
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                  (.02)         (.03)         (.01)          -- 2          -- 2           (.01)
Distributions from net realized gain                    -- 2          --            --           --            -- 2             -- 2
                                                  ----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.02)         (.03)         (.01)          -- 2          -- 2           (.01)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   1.00      $   1.00      $   1.00     $   1.00      $   1.00         $   1.00
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                        2.11%         3.24%         1.16%        0.10%         0.25%            0.76%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $144,058      $169,106      $118,410     $109,083      $106,650         $123,120
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $154,454      $126,260      $107,761     $ 97,058      $113,569         $ 85,893
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                 4.15%         3.23%         1.20%        0.10%         0.24%            0.80%
Total expenses                                        1.59%         1.67%         1.65%        1.39%         1.41%            1.71%
Expenses after payments and waivers and
reduction to custodian expenses                       1.27%         1.28%         1.29%        1.05%         1.28%            1.70%

1. Per share amounts calculated based on the average shares outstanding during the period.

2.    Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.    Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         21 | OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                SIX MONTHS                                                                    YEAR
                                                     ENDED                                                                   ENDED
                                          JANUARY 31, 2007                                                                JULY 31,
CLASS N                                        (UNAUDITED)          2006          2005          2004          2003            2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   1.00      $   1.00      $   1.00      $   1.00      $   1.00        $   1.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                  .02 1         .03 1         .01 1          -- 2          -- 2           .01
Net realized gain (loss)                                -- 2          --            --            -- 2          -- 2            -- 2
                                                  ----------------------------------------------------------------------------------
Total from investment operations                       .02           .03           .01            -- 2          -- 2           .01
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                  (.02)         (.03)         (.01)           -- 2          -- 2          (.01)
Distributions from net realized gain                    -- 2          --            --            --            -- 2            -- 2
                                                  ----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.02)         (.03)         (.01)           -- 2          -- 2          (.01)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00        $   1.00
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                        2.14%         3.26%         1.15%         0.10%         0.43%           1.08%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $228,985      $234,809      $220,744      $ 57,309      $ 52,350        $ 42,761
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $231,307      $221,369      $143,516      $ 55,961      $ 49,145        $ 21,014
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                 4.20%         3.20%         1.47%         0.10%         0.41%           0.68%
Total expenses                                        1.28%         1.35%         1.40%         1.39%         1.24%           1.47%
Expenses after payments and waivers and
reduction to custodian expenses                       1.21%         1.26%         1.28%         1.06%         1.11%           1.46%

1. Per share amounts calculated based on the average shares outstanding during the period.

2.    Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.    Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         22 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Cash Reserves (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is the net asset value per share without any initial sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. As permitted under Rule 2a-7 of the Investment Company Act of 1940, portfolio securities are valued on the basis of amortized cost, which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Trustees.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of January 31, 2007, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $342 expiring by 2015. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses


                         23 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of January 31, 2007, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains. During the year ended July 31, 2006, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's


                         24 | OPPENHEIMER CASH RESERVES
maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                               SIX MONTHS ENDED JANUARY 31, 2007            YEAR ENDED JULY 31, 2006
                                        SHARES            AMOUNT            SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------
CLASS A
Sold                               202,699,407     $ 202,699,407       408,488,912     $ 408,488,912
Dividends and/or
distributions reinvested             9,334,913         9,334,913        13,224,569        13,224,569
Redeemed                          (240,195,335)     (240,195,335)     (393,315,111)     (393,312,742)
                                  -------------------------------------------------------------------
Net increase (decrease)            (28,161,015)    $ (28,161,015)       28,398,370     $  28,400,739
                                  ===================================================================

-----------------------------------------------------------------------------------------------------
CLASS B
Sold                                34,811,431     $  34,811,431       154,984,556     $ 154,984,556
Dividends and/or
distributions reinvested             2,394,130         2,394,130         3,781,340         3,781,340
Redeemed                           (83,150,653)      (83,150,668)     (155,326,716)     (155,324,632)
                                  -------------------------------------------------------------------
Net increase (decrease)            (45,945,092)    $ (45,945,107)        3,439,180     $   3,441,264
                                  ===================================================================

-----------------------------------------------------------------------------------------------------
CLASS C
Sold                                69,132,416     $  69,132,416       199,817,601     $ 199,817,601
Dividends and/or
distributions reinvested             3,001,920         3,001,920         3,772,209         3,772,209
Redeemed                           (97,180,817)      (97,180,817)     (152,891,627)     (152,891,945)
                                  -------------------------------------------------------------------
Net increase (decrease)            (25,046,481)    $ (25,046,481)       50,698,183     $  50,697,865
                                  ===================================================================

-----------------------------------------------------------------------------------------------------
CLASS N
Sold                                67,431,102     $  67,431,102       205,500,022     $ 205,500,022
Dividends and/or
distributions reinvested             4,791,263         4,791,268         6,986,302         6,986,302
Redeemed                           (78,044,876)      (78,044,876)     (198,417,011)     (198,417,005)
                                  -------------------------------------------------------------------
Net increase (decrease)             (5,822,511)    $  (5,822,506)       14,069,313     $  14,069,319
                                  ===================================================================


                         25 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

              FEE SCHEDULE
              -------------------------------------------------
              Up to $250 million              0.500%
              Next $250 million               0.475
              Next $250 million               0.450
              Next $250 million               0.425
              Over $1 billion                 0.400

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS or the Transfer Agent), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2007, the Fund paid $1,507,076 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.20% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of these shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B shares and Class C shares and for Class N shares, the Fund pays the Distributor an annual service fee of 0.25% and an annual asset-based sales charge of 0.25%. Effective January 1, 2003, the Fund decreased the asset-based sales charge on Class B and Class C shares to 0.50% of average daily net assets per annum. The Distributor is entitled to receive a service fee of 0.25% per year under each plan, but the Board of Trustees has not authorized the Fund to pay the service fees on Class B and Class C shares at this time. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be


                         26 | OPPENHEIMER CASH RESERVES
entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at December 31, 2006 for Class N shares were $6,633,630. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Contingent deferred sales charges (CDSC) do not represent an expense of the Fund. They are deducted from the proceeds of redemptions of Fund shares prior to remittance. The CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                              CLASS A           CLASS B          CLASS C           CLASS N
                           CONTINGENT        CONTINGENT       CONTINGENT        CONTINGENT
                             DEFERRED          DEFERRED         DEFERRED          DEFERRED
                        SALES CHARGES     SALES CHARGES    SALES CHARGES     SALES CHARGES
SIX MONTHS                RETAINED BY       RETAINED BY      RETAINED BY       RETAINED BY
ENDED                     DISTRIBUTOR       DISTRIBUTOR      DISTRIBUTOR       DISTRIBUTOR
-------------------------------------------------------------------------------------------
January 31, 2007               $3,331           $24,585           $6,860            $7,672

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. Effective December 6, 2002, the Manager has agreed to limit the Fund's management fee to 0.40% of the Fund's average net assets for each class of shares. As a result of this limitation the Fund was reimbursed $308,824 for the six months ended January 31, 2007. This expense limitation can be amended or terminated at any time without advance notice.

      OppenheimerFunds Distributor, Inc. (OFDI) has voluntarily agreed to reduce Class B and Class C Distribution and/or Service (12b-1) Fees it is entitled to receive by 0.25% of the average annual net assets for each respective class of shares. During the six months ended January 31, 2007, OFDI waived $156,332 and $194,816 for Class B and Class C shares, respectively. This undertaking may be amended or withdrawn at any time.

      Prior to April 28, 2003, OFS had voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. Effective April 28, 2003, transfer agent fees for all classes are limited to the lesser of 0.35% of average daily net assets or to an amount necessary to allow each class of the Fund to maintain a 7-day yield of at least approximately 0.10%. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES

As of January 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


                         27 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of January 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds excluding the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.


                         28 | OPPENHEIMER CASH RESERVES

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                         29 | OPPENHEIMER CASH RESERVES

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                         30 | OPPENHEIMER CASH RESERVES

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      The Board was aware that there are alternatives to retaining the Manager.

      NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                         31 | OPPENHEIMER CASH RESERVES

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Fund. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Barry D. Weiss and Carol E. Wolf and the Manager's Money Market investment team and analysts. Ms. Wolf has been the portfolio manager of the Fund since July 1998 and Mr. Weiss has been the portfolio manager of the Fund since July 2001. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail money market funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board noted that the Fund's one-year, three-year, five-year and ten-year performance were below its peer group median. The Board also considered the Manager's statement that, in the Fund's peer group, small performance differences can result in significantly different quintile rankings. The Board considered that the difference between the best performer and the worst performer in every time-period considered was less than 1.6%. The Board also noted that, as of October 31, 2006, the Fund ranked in the third quintile for the one-year period.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the


                         32 | OPPENHEIMER CASH RESERVES
services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other money market funds with comparable asset levels and distribution features. The Board noted that the Manager has agreed to voluntarily waive a portion of its management fee so that the fees do not exceed an annual rate of 0.40% of the average annual net assets for each class of shares. That undertaking may be amended or withdrawn at any time. The Board noted that, while the Fund's contractual management fees are higher than its peer group median, its actual management fees are lower than its peer group median.

      ECONOMIES OF SCALE. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund and whether those economies of scale benefit the Fund's shareholders. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with shareholders any economies of scale that may exist as the Fund grows.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                         33 | OPPENHEIMER CASH RESERVES



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

    o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

    o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

    o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

    o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

    The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Cash Reserves

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: March 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: March 13, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: March 13, 2007